Stockholders' Equity and Stock-based Compensation - Schedule of Compensation Expense Allocated (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2026
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense allocated, Total	$ 0	$ 893
Selling, General And Administrative And Research And Development Expenses [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense allocated, Total	$ 0	$ 893